MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale marketable securities
	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
As of December 31, 2024:
Available-for-sale – matures within one year:
U.S. Treasury	$23,618	$11		$-	$23,629

As of December 31, 2023:
Available-for-sale – matures within one year:
U.S. Treasury	$11,740	$2	$	*	$11,742

* Represents an amount lower than $1

Schedule of unrealized loss on investments
	Less than 12 months			12 months or greater
	Fair value	Gross unrealized loss		Fair value	Gross unrealized loss

As of December 31, 2024	$-		$-	$-	$-

As of December 31, 2023	$992	$	*	$-	$-

•	Represents an amount lower than $1.